Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Electrification	Robotics	Industrial	Power	Corporate
	Products	and Motion	Automation	Grids	and Other	Total
Cost at January 1, 2016	2,824	3,557	1,606	1,558	144	9,689
Accumulated impairment charges	—	—	—	—	(18)	(18)
Balance at January 1, 2016	2,824	3,557	1,606	1,558	126	9,671
Goodwill acquired during the year	—	12	—	—	—	12
Goodwill allocated to assets held for sale	—	—	—	—	(105)	(105)
Exchange rate differences and other	(19)	(33)	(14)	(11)	—	(77)
Balance at December 31, 2016	2,805	3,536	1,592	1,547	21	9,501
Goodwill acquired during the year	—	4	1,263	70	—	1,337
Goodwill allocated to disposals	—	—	(1)	—	(1)	(2)
Exchange rate differences and other	164	67	85	46	1	363
Balance at December 31, 2017	2,969	3,607	2,939	1,663	21	11,199

Intangible assets other than goodwill

	December 31,
	2017			2016
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
($ in millions)	amount	amortization	amount	amount	amortization	amount
Capitalized software for internal use	787	(646)	141	712	(596)	116
Capitalized software for sale	453	(412)	41	409	(365)	44
Intangibles other than software:
Customer-related	2,861	(1,084)	1,777	2,500	(904)	1,596
Technology-related	1,239	(760)	479	755	(660)	95
Marketing-related	371	(202)	169	291	(159)	132
Other	38	(23)	15	34	(21)	13
Total	5,749	(3,127)	2,622	4,701	(2,705)	1,996

Schedule of additions to intangible assets other than goodwill

($ in millions)	2017	2016
Capitalized software for internal use	71	39
Capitalized software for sale	22	18
Intangibles other than software:
Customer-related	293	—
Technology-related	437	1
Marketing-related	65	—
Total	888	58

Schedule of additions to intangible assets other than goodwill related to business combinations

($ in millions)	2017
	Amount	Weighted-average
	acquired	useful life
Intangibles other than software:
Customer-related (1)	293	19 years
Technology-related	434	7 years
Marketing-related	65	10 years
Total	792

(1)              Includes the fair value of order backlog acquired in business combinations.

Amortization expense of intangible assets other than goodwill
($ in millions)	2017	2016	2015
Capitalized software for internal use	54	57	60
Capitalized software for sale	26	25	21
Intangibles other than software	271	287	315
Total	351	369	396

Future amortization expense of intangible assets other than goodwill
($ in millions)
2018	371
2019	326
2020	296
2021	262
2022	149
Thereafter	1,218
Total	2,622